Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings

The following table presents the realized and unrealized gains and losses that are recognized in earnings as net gain (loss) on derivative instruments for the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31
(U.S. Dollars in thousands)	2016	2015	2014
Realized gain (loss)
Interest rate swap contracts	$(3,886)	$(4,957)	$(2,997)
Foreign exchange forward contracts	66	(4,348)	500
Unrealized gain (loss)
Interest rate swap contracts	4,254	(1,088)	(919)
Foreign exchange forward contracts	779	698	(2,991)

Total	$1,213	$(9,695)	$(6,407)